Corporate Information - Additional Information (Details) - Sep. 18, 2018	$ / shares shares	£ / shares
Corporate Information [Line Items]
Share conversion ratio	5
Class A Ordinary Shares and Class B Ordinary Shares
Corporate Information [Line Items]
Value of ordinary share | $ / shares	$ 0.04
Warrants
Corporate Information [Line Items]
Warrants outstanding | shares	189,995
Value of ordinary share | (per share)	$ 0.20	£ 0.10